Junior Subordinated Debentures Held by Trust Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of the Outstanding Trust Preferred Securities
The following table provides information of the outstanding Trust Preferred Securities issued by, and the junior subordinated debentures issued to, each of the Trust Subsidiaries as of December 31, 2018 and 2017:

(in thousands)	Amount of Trust Preferred Securities Issued by Trust	Principal Amount of Debenture Issued to Trust	Year of Issuance	Annual Rate of Trust Preferred Securities and Debentures	Year of Maturity
Commercebank Capital Trust I	$26,830	$28,068	1998	8.90%	2028
Commercebank Statutory Trust II	15,000	15,464	2000	10.60%	2030
Commercebank Capital Trust III	10,000	10,400	2001	10.18%	2031
Commercebank Capital Trust VI	9,250	9,537	2002	3-M LIBOR + 3.35%	2033
Commercebank Capital Trust VII	8,000	8,248	2003	3-M LIBOR + 3.25%	2033
Commercebank Capital Trust VIII	5,000	5,155	2004	3-M LIBOR + 2.85%	2034
Commercebank Capital Trust IX	25,000	25,774	2006	3-M LIBOR + 1.75%	2038
Commercebank Capital Trust X	15,000	15,464	2006	3-M LIBOR + 1.78%	2036
	$114,080	$118,110